FI - Quantitative information about level 3 assets at fair value (Details 14)	Jun. 30, 2022 CHF (SFr)	Mar. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Assets
Cash and Due from Banks	SFr 165,000,000	SFr 148,000,000	SFr 308,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392,000,000	71,059,000,000	68,623,000,000
Securities received as collateral	7,386,000,000	8,084,000,000	15,017,000,000
Trading assets	101,095,000,000	106,971,000,000	111,141,000,000
Available-for-sale Securities, Debt Securities	739,000,000	809,000,000	1,005,000,000
Other investments	3,987,000,000	4,019,000,000	4,094,000,000
Loans	9,099,000,000	9,545,000,000	10,243,000,000
Other intangible assets (mortgage servicing rights), at fair value	290,000,000	256,000,000	224,000,000
Other assets	8,616,000,000	SFr 9,214,000,000	9,184,000,000
Recurring basis
Assets
Cash and Due from Banks	165,000,000		308,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392,000,000		68,623,000,000
Securities received as collateral	7,386,000,000		15,017,000,000
Trading assets	101,095,000,000		111,141,000,000
Available-for-sale Securities, Debt Securities	739,000,000		1,005,000,000
Other investments	3,987,000,000		4,094,000,000
Loans	9,099,000,000		10,243,000,000
Loans - of which commercial and industrial	3,634,000,000		2,984,000,000
Loans - of which financial institutions	3,111,000,000		4,305,000,000
Other intangible assets (mortgage servicing rights), at fair value	290,000,000		224,000,000
Other assets	8,616,000,000		9,184,000,000
Other assets - of which loans held-for-sale	7,117,000,000		7,380,000,000
Total assets at fair value	213,769,000,000		219,839,000,000
Recurring basis | Other equity investments
Assets
Other investments	3,217,000,000		3,237,000,000
Recurring basis | Life finance instruments
Assets
Other investments	685,000,000		789,000,000
Recurring basis | Debt securities
Assets
Trading assets	57,030,000,000		54,198,000,000
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	24,193,000,000		23,408,000,000
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	10,573,000,000		9,590,000,000
Recurring basis | Debt securities | RMBS
Assets
Trading assets	18,543,000,000		17,457,000,000
Recurring basis | Equity securities
Assets
Trading assets	24,711,000,000		36,546,000,000
Recurring basis | Derivative instruments
Assets
Trading assets	16,069,000,000		17,559,000,000
Recurring basis | Other
Assets
Trading assets	3,285,000,000		2,838,000,000
Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		14,000,000
Trading assets	4,400,000,000		4,503,000,000
Available-for-sale Securities, Debt Securities	0		0
Other investments	3,575,000,000		3,666,000,000
Loans	1,189,000,000		1,534,000,000
Loans - of which commercial and industrial	368,000,000		717,000,000
Loans - of which financial institutions	364,000,000		465,000,000
Other intangible assets (mortgage servicing rights), at fair value	255,000,000		167,000,000
Other assets	722,000,000		694,000,000
Other assets - of which loans held-for-sale	566,000,000		562,000,000
Total assets at fair value	10,141,000,000		10,578,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	199,000,000		474,000,000
Loans - of which financial institutions	250,000,000		327,000,000
Other assets - of which loans held-for-sale	SFr 301,000,000		SFr 281,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	451		184
Loans - of which financial institutions, measurement input	314		0
Other assets - of which loans held-for-sale, measurement input	355		0
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	8,199		3,325
Loans - of which financial institutions, measurement input	8,086		3,212
Other assets - of which loans held-for-sale, measurement input	1,032		563
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	1,344		809
Loans - of which financial institutions, measurement input	1,283		921
Other assets - of which loans held-for-sale, measurement input	375		314
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	54
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	54
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	8
Recurring basis | Level 3 | Price
Assets
Loans - of which commercial and industrial	SFr 165,000,000		SFr 209,000,000
Loans - of which financial institutions	SFr 113,000,000
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	10		0
Loans - of which financial institutions, measurement input	13
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100		100
Loans - of which financial institutions, measurement input	68
Recurring basis | Level 3 | Price | Measurement Input, Quoted Price [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	51		50
Loans - of which financial institutions, measurement input	58
Recurring basis | Level 3 | Vendor price
Assets
Other assets - of which loans held-for-sale	SFr 20,000,000		SFr 16,000,000
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	0		0
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	80		75
Recurring basis | Level 3 | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	57		54
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial			SFr 6,000,000
Loans - of which financial institutions			158,000,000
Other assets - of which loans held-for-sale	SFr 234,000,000		SFr 254,000,000
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input			19
Loans - of which financial institutions, measurement input			14
Other assets - of which loans held-for-sale, measurement input	0		0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input			19
Loans - of which financial institutions, measurement input			76
Other assets - of which loans held-for-sale, measurement input	145		139
Recurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input			19
Loans - of which financial institutions, measurement input			31
Other assets - of which loans held-for-sale, measurement input	70		67
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 2,876,000,000		SFr 2,863,000,000
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member]
Assets
Other investments	1,820,000,000
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1		1
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	771		1,292
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	26		54
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV
Assets
Other investments	941,000,000		929,000,000
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	281		287
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	281		287
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	281		287
Recurring basis | Level 3 | Other equity investments | Market comparable
Assets
Other investments	36,000,000		1,919,000,000
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	0
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	85
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	19
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	685,000,000		789,000,000
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments	2		2
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments	16		16
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments	6		6
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,005,000,000		1,225,000,000
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	91,000,000		35,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	299,000,000		478,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Option model
Assets
Trading assets			55,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets			SFr 124,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Consolidation, Eliminations [Member]
Assets
Trading assets	SFr 164,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input			50
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input			1,290
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input			701
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Minimum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Maximum
Assets
Trading assets, measurement input	2,048
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Weighted average
Assets
Trading assets, measurement input	633
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	102		100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	46		47
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input	73		39
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input	73		39
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input	3		1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input			(50)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input			100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input			68
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Minimum
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Maximum
Assets
Trading assets, measurement input			3
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Weighted average
Assets
Trading assets, measurement input			1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input			163
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input			17
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price
Assets
Trading assets	SFr 70,000,000		SFr 69,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	11,250
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	3,534
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	30
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	94
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price
Assets
Trading assets			SFr 145,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input			123
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input			79
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input			35
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input			120
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input			92
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 62,000,000		SFr 107,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	102
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	41
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input			0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input			110
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input			63
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 410,000,000		SFr 424,000,000
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	4		1
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	28		29
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	12		13
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	SFr 275,000,000		SFr 195,000,000
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,398,000,000		2,187,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	925,000,000		624,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model
Assets
Trading assets	907,000,000		612,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 2,000,000		SFr 6,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input			109
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input			166
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input			127
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	93		0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	97		97
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(11)		(4)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100		100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	35		9
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input	15		(55)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input	15		(8)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	15		0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	21		21
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	18		17
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(3)		(3)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	0		1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 88,000,000		SFr 53,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	464,000,000		212,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 706,000,000		SFr 1,034,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2		2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	14		14
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	73		73
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	138		138
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	99		99
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 722,000,000		SFr 896,000,000
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 48,000,000		SFr 93,000,000
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70		70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6		6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 478,000,000		SFr 611,000,000
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3		3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	13		14
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	7		7
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Minimum
Assets
Trading assets, measurement input	30		30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Maximum
Assets
Trading assets, measurement input	30		30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Weighted average
Assets
Trading assets, measurement input	30		30
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 195,000,000		SFr 189,000,000
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0		0
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	113		130
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	48		34
Bank
Assets
Cash and Due from Banks	SFr 165,000,000		SFr 308,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392,000,000		68,623,000,000
Securities received as collateral	7,386,000,000		15,017,000,000
Trading assets	101,232,000,000		111,299,000,000
Available-for-sale Securities, Debt Securities	737,000,000		1,003,000,000
Other investments	3,985,000,000		4,093,000,000
Loans	9,099,000,000		10,243,000,000
Other intangible assets (mortgage servicing rights), at fair value	290,000,000		224,000,000
Other assets	8,616,000,000		9,184,000,000
Bank | Recurring basis
Assets
Cash and Due from Banks	165,000,000		308,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392,000,000		68,623,000,000
Securities received as collateral	7,386,000,000		15,017,000,000
Trading assets	101,232,000,000		111,299,000,000
Available-for-sale Securities, Debt Securities	737,000,000		1,003,000,000
Other investments	3,985,000,000		4,093,000,000
Loans	9,099,000,000		10,243,000,000
Loans - of which commercial and industrial	3,634,000,000		2,984,000,000
Loans - of which financial institutions	3,111,000,000		4,305,000,000
Other intangible assets (mortgage servicing rights), at fair value	290,000,000		224,000,000
Other assets	8,616,000,000		9,184,000,000
Other assets - of which loans held-for-sale	7,117,000,000		7,380,000,000
Total assets at fair value	213,902,000,000		219,994,000,000
Bank | Recurring basis | Other equity investments
Assets
Other investments	3,216,000,000		3,237,000,000
Bank | Recurring basis | Life finance instruments
Assets
Other investments	685,000,000		789,000,000
Bank | Recurring basis | Debt securities
Assets
Trading assets	57,130,000,000		54,297,000,000
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	24,193,000,000		23,408,000,000
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	10,672,000,000		9,689,000,000
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	18,543,000,000		17,457,000,000
Bank | Recurring basis | Equity securities
Assets
Trading assets	24,748,000,000		36,606,000,000
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	16,069,000,000		17,559,000,000
Bank | Recurring basis | Other
Assets
Trading assets	3,285,000,000		2,837,000,000
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		14,000,000
Trading assets	4,400,000,000		4,503,000,000
Available-for-sale Securities, Debt Securities	0		0
Other investments	3,574,000,000		3,666,000,000
Loans	1,189,000,000		1,534,000,000
Loans - of which commercial and industrial	368,000,000		717,000,000
Loans - of which financial institutions	364,000,000		465,000,000
Other intangible assets (mortgage servicing rights), at fair value	255,000,000		167,000,000
Other assets	722,000,000		694,000,000
Other assets - of which loans held-for-sale	566,000,000		562,000,000
Total assets at fair value	10,140,000,000		10,578,000,000
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,875,000,000		2,863,000,000
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	685,000,000		789,000,000
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,005,000,000		1,225,000,000
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	91,000,000		35,000,000
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	299,000,000		478,000,000
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	410,000,000		424,000,000
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	275,000,000		195,000,000
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,398,000,000		2,187,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	925,000,000		624,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	88,000,000		53,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	464,000,000		212,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	706,000,000		1,034,000,000
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 722,000,000		SFr 896,000,000